Derivative financial instruments - Hedged Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (6,976)	$ (18,439)
Copper Price Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(6,332)	(15,804)
Interest rate hedge
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (644)	$ (2,635)